As filed with the Securities and Exchange Commission on [date]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5384

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2008

Date of reporting period: February 29, 2008

Item 1.	Report to Stockholders.

FEBRUARY 29, 2008

PORTFOLIO MANAGEMENT CONSULTANTS

SEMI-ANNUAL REPORT

PMC LARGE CAP GROWTH FUND

PMC LARGE CAP VALUE FUND

PMC SMALL CAP CORE FUND

PMC INTERNATIONAL EQUITY FUND

PMC CORE FIXED INCOME FUND

PMC MUTUAL FUNDS

PMC Funds

Letter to Shareholders

To our Shareholders:

We are pleased to present you with the first Semi-Annual report for the PMC Mutual Fund Family. This report covers the period since the inception of the PMC Mutual Fund Family through February 29, 2008 which includes the quarter beginning December 1, 2007 as well.

Since the inception of the funds in late 2007, we are pleased to report that all of the PMC Funds have outperformed their relative benchmarks as shown below. For the quarter ending February 29, 2008, the PMC Funds turned in mixed performance relative to their benchmarks.

Cumulative Total Returns at February 29, 2008*

*Unannualized

Fund	Three Months	Since Inception	Inception Date	Gross Expense Ratio
PMC Large Cap Growth	-9.89%	-10.13%	10-31-07	1.40%
Russell 1000 Growth Index	-9.96	-13.27
PMC Large Cap Value	-7.12	-7.25	10-31-07	1.41%
Russell 1000 Value Index	-8.92	-13.37
PMC Small Cap Core Fund	-13.37	-15.16	10-31-07	1.59%
Russell 2000 Index	-10.33	-16.77
PMC International Equity Fund	-11.58	-11.82	10-31-07	1.53%
MSCI EAFE Index	-10.24	-13.34
PMC Core Bond Fund	2.62	5.84	9-28-07	1.23%
Lehman Aggregate Bond Index	2.11	4.88

Past performance is no guarantee of future returns. Current performance may be higher or lower than the performance data shown. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For more recent performance, please visit the Funds’ website at www.investpmc.com or by calling 888-612-9300. Performance results reflect expense subsidies and waivers in effect; without these waivers, returns would have been less favorable.

The PMC Funds are designed to be highly representative of their particular asset class and are sub-advised by institutional-caliber asset managers who are selected by the PMC Investment Management team and approved by the Envestnet Investment Committee.

Discussion	of the performance:

The PMC Large Cap Growth Fund returned -9.89% in the three months ending February 29, 2008, slightly outperforming the Russell 1000 Growth Index return of -9.96%. Inception to date returns have been -10.13% for the Fund and -13.27% for the index. Mellon Equity Associates, LLP, the sub-advisor for the PMC Large Cap Growth Fund, is highly benchmark driven and diversified with the goal of having nearly all of the performance deviation from the index coming through stock selection. In examining their performance during this period, Mellon was hurt by stock selection within the cyclical and energy related sectors. In particular, holdings in the department stores and energy reserves industries failed to keep pace with the benchmark during the first two months. The individual securities which were the largest detractors during the two month period were Apple, Autodesk, Goldman Sachs, Google and Amazon which declined on fears of slowing growth rates going forward. The largest contributors to performance were stock selection in the health care and materials sectors with the greatest gains coming from Monsanto and Celgene.

The PMC Large Cap Value Fund returned -7.12% versus -8.92% for the Russell 1000 Value Index for the three month period. Since inception, the fund has returned -7.25% while for the same period the index returned -13.37%. Loomis, Sayles & Company, LP, the sub-advisor to the Fund, employs a benchmark-aware process being cognizant of their overall sector exposures as compared to the Russell 1000 Value Index. The portfolio benefited in relative terms during the quarter from strong stock selection. The positive effect from stock selection was relatively evenly distributed with 8 out of the 10 Global Industry Classification sectors showing outperformance. Some of the larger contributors to performance included Wal-Mart in the consumer staples area, Abb Ltd. in industrials and Owens-Illinois in materials. Within the financial sector, Loomis had broad success with a contribution of 150 basis points coming primarily from having little to no investment in stocks exposed to the distressed areas of the credit markets.

The PMC Small Cap Core Fund, sub-advised by Delaware Management Company, lagged the Russell 2000 Index during the three months ending February 2008 by 3.00%, returning -13.37% against a return of -10.33% for the index. Since its inception the fund has returned -15.16% while the index, over the same period returned -16.77%. The Delaware investment process uses both quantitative and fundamental research to build a style neutral portfolio with risk characteristics similar to the Russell 2000 benchmark. Stock selection will drive portfolio performance, while sector weightings are managed in line with the benchmark characteristics.

During the period, stock selection in the technology, finance, and health care sectors detracted from performance, while stock selection in the consumer services, energy, and media sectors contributed positively to performance.

The three biggest detractors for the period all came from the technology sector: Viasat (VSAT)—a provider of digital satellite communications and wireless equipment; Tessera Technologies (TSRA)—a technology company focused on the development and licensing of miniaturization technologies for the electronics industry; and, Netgear (NTGR)—a provider of networking products for home-users and small businesses.

Momentum had a positive impact on performance, and volatility had a negative impact. In February, the risk factor contributions turned positive with earnings yield performing the best while size (lower market cap) continuing (from the last half of 2007) to negatively impact performance. Interestingly, earnings yield and other valuation factors hurt small cap portfolios in 2007.

The PMC International Fund returned -11.58% slightly trailing the MSCI EAFE Index return of -10.24% for the three month period. The Fund has returned -11.82% since inception while the index returned -13.34% over the same period. SSgA Funds Management, Inc. was the Fund’s sub-advisor during the period. Detractors from performance include the unwinding of positions that continued thru December to hurt performance, specifically in the cyclical sectors like industrials and consumer discretionary and specifically the portfolio’s exposure to Japanese industrials: Itochu Corp and Mitsubishi Corp. Exposure to growth/momentum factors as well as holdings in growth oriented information technology, materials, and consumer staples contributed to performance. The portfolio trailed the MSCI EAFE Index slightly during the month of January (-0.27%); however, it regained some ground by outperforming the benchmark in February. Within the financial sector, the portfolio benefited from an overweight to insurers and reinsurers relative to banks. The portfolio further benefited from an overweight to Volkswagen (+27.8) in consumer discretionary and to Alfresa Holdings (+12.65%) in health care.

The PMC Core Fixed Income Fund outperformed the Lehman Aggregate Bond Index by 0.51% for the three months ending in February, returning 2.62% versus 2.11% for the index. The Fund has returned 5.84% since inception out-performing the index return of 4.88% over the same period. The Fund currently employs two sub-advisors: Lehman Brothers Asset Management and Schroder Investment Management. Schroder performed very well for the period through February 2008. The main reason for their outperformance was their conservative positioning. Schroder has maintained an overweight to government securities with approximately 55% in Treasury securities at the end of February. They have been purchasing U.S. Government Agency mortgage securities at great values, which also added to performance. They maintained a neutral to slightly long duration (duration is the weighted average maturity of a bond’s cash flows and is useful as a measure of a bond’s sensitivity to interest rate fluctuations) positioning relative to the index and stayed relatively short on the yield curve near the 5 year, which helped as the yield curve steepened.

Lehman Brothers Asset Management trailed the Lehman Brothers Aggregate Bond Index for December 2007 through February 2008. The modestly long duration positioning benefited performance the most, while their asset-backed securities, commercial mortgage-backed securities, high yield, and credit positions hurt returns. Lehman has maintained a relatively small Treasury weighting while having greater mortgage and credit exposure, which detracted from performance. Returns on home equity, asset-backed securities, and commercial mortgage-backed securities were hit exceptionally hard.

We appreciate the trust you have extended to us by your investment in the PMC Funds and are confident that we will continue to earn your trust by providing long-term value to your investment portfolio.

Envestnet	Asset Management

The views in this report were those of the Investment Adviser and the Investment Sub-Advisers as of the date of this report, and may not reflect their views on the date the report is first published or anytime thereafter. These views are intended to assist the shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

Investments in smaller companies carry greater risk than is customarily associated with larger companies for various reasons such as volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources. Investing overseas involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. Income (bond) funds are subject to interest rate risk which is the risk that debt securities in a fund’s portfolio will decline in value because of increases in market interest rates. Please see the prospectus for a complete description of the risks associated with investing in the PMC Funds.

PMC FUNDS

Expense Example

(Unaudited)

As a shareholder of the PMC Funds (the “Funds”), you incur two types of costs: (1) transaction costs including redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/31/07–2/29/08), except for the PMC Core Fixed Income Fund which is based on the period (9/28/07–2/29/08).

Actual	Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds do not charge a sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within thirty days of purchase. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invests in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PMC FUNDS

Expense Example Tables

(Unaudited)

	PMC Large Cap Growth Fund
	Beginning Account Value 10/31/07	Ending Account Value 2/29/08	Expenses Paid During Period* 10/31/07–2/29/08
Actual	$1,000.00	$898.70	$4.43
Hypothetical (5% return before expenses)	1,000.00	1,012.00	4.69
*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 122/366 to reflect the period since commencement of operations.

	PMC Large Cap Value Fund
	Beginning Account Value 10/31/07	Ending Account Value 2/29/08	Expenses Paid During Period* 10/31/07–2/29/08
Actual	$1,000.00	$927.50	$4.50
Hypothetical (5% return before expenses)	1,000.00	1,012.00	4.69
*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 122/366 to reflect the period since commencement of operations.

	PMC Small Cap Core Fund
	Beginning Account Value 10/31/07	Ending Account Value 2/29/08	Expenses Paid During Period* 10/31/07–2/29/08
Actual	$1,000.00	$848.40	$4.62
Hypothetical (5% return before expenses)	1,000.00	1,011.67	5.03
*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 122/366 to reflect the period since commencement of operations.

	PMC International Equity Fund
	Beginning Account Value 10/31/07	Ending Account Value 2/29/08	Expenses Paid During Period* 10/31/07–2/29/08
Actual	$1,000.00	$881.80	$4.70
Hypothetical (5% return before expenses)	1,000.00	1,011.67	5.03
*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 122/366 to reflect the period since commencement of operations.

	PMC Core Fixed Income Fund
	Beginning Account Value 9/28/07	Ending Account Value 2/29/08	Expenses Paid During Period* 9/28/07–2/29/08
Actual	$1,000.00	$1,058.40	$4.36
Hypothetical (5% return before expenses)	1,000.00	1,016.94	4.27
*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 155/366 to reflect the period since commencement of operations.

PMC LARGE CAP GROWTH FUND

Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation.

	PMC Large Cap Growth Fund	Russell 1000 Growth Index
Three Months	(9.89)%	(9.96)%

Since Inception (10/31/07)	(10.13)%	(13.27)%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-762-7338. The Fund imposes a 2.00% redemption fee on shares held less than thirty days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Continued

PMC LARGE CAP GROWTH FUND

Investment Highlights (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The graph does not reflect any future performance.

The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

*	Inception Date

Continued

PMC LARGE CAP VALUE FUND

Investment Highlights (Continued)

The investment objective of the Fund is long-term capital appreciation.

	PMC Large Cap Value Fund	Russell 1000 Value Index
Three Months	(7.12)%	(8.92)%

Since Inception (10/31/07)	(7.25)%	(13.37)%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-762-7338. The Fund imposes a 2.00% redemption fee on shares held less than thirty days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Continued

PMC LARGE CAP VALUE FUND

Investment Highlights (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The graph does not reflect any future performance.

The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

*	Inception Date

Continued

PMC SMALL CAP CORE FUND

Investment Highlights (Continued)

The investment objective of the Fund is long-term capital appreciation.

	PMC Small Cap Core Fund	Russell 2000 Index
Three Months	(13.37)%	(10.33)%

Since Inception (10/31/07)	(15.16)%	(16.77)%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-762-7338. The Fund imposes a 2.00% redemption fee on shares held less than thirty days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Continued

PMC SMALL CAP CORE FUND

Investment Highlights (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The graph does not reflect any future performance.

The Russell 2000 Index is a stock market index comprised of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market.

One cannot invest directly in an index.

*	Inception Date

Continued

PMC INTERNATIONAL EQUITY FUND

Investment Highlights (Continued)

The investment objective of the Fund is long-term capital appreciation.

	PMC International Equity Fund	MSCI EAFE Index
Three Months	(11.58)%	(10.24))%

Since Inception (10/31/07)	(11.82)%	(13.34)%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-762-7338. The Fund imposes a 2.00% redemption fee on shares held less than thirty days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Continued

PMC INTERNATIONAL EQUITY FUND

Investment Highlights (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The graph does not reflect any future performance.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Index is unmanaged and cannot be invested in directly. The Index does not reflect any deduction for fees, expenses or taxes.

One cannot invest directly in an index.

*	Inception Date

Continued

PMC CORE FIXED INCOME FUND

Investment Highlights (Continued)

The investment objective of the Fund is provide current income consistent with low volatility of principal.

	PMC Core Fixed Income Fund	Lehman Brothers Aggregate Bond Index
Three Months	2.62%	2.11%

Since Inception (9/28/07)	5.84%	4.88%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-762-7338. The Fund imposes a 2.00% redemption fee on shares held less than thirty days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Continued

PMC CORE FIXED INCOME FUND

Investment Highlights (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The graph does not reflect any future performance.

The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The Lehman Brothers Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the U.S. and includes U.S. Government and corporate debt securities, mortgage- and asset-backed securities and international U.S. dollar-denominated bonds. All securities contained in the Lehman Brothers Aggregate Bond Index have a minimum term to maturity of one year. The index does not reflect any deduction for fees, expenses or taxes.

One cannot invest directly in an index.

*	Inception Date

PMC LARGE CAP GROWTH FUND	Schedule of Investments

February 29, 2008 (Unaudited)

	Shares	Value
Common Stocks 95.67%
Aerospace & Defense 3.56%
Alliant Techsystems, Inc.(a)	700	$73,458
Boeing Co.	2,300	190,417
Honeywell International, Inc.	1,950	112,203
Raytheon Co.	2,050	132,922
Rockwell Collins, Inc.	1,250	73,625

Total Aerospace & Defense		582,625

Air Freight & Logistics 0.14%
FedEx Corp.(a)	270	23,795

Airlines 0.06%
Northwest Airlines Corp.(a)	774	10,395

Auto Components 0.31%
Wabco Holdings, Inc.	1,200	50,136

Beverages 2.86%
The Coca-Cola Co.	3,000	175,380
PepsiCo, Inc.	4,200	292,152

Total Beverages		467,532

Biotechnology 2.79%
Amgen, Inc.(a)	3,300	150,216
Celgene Corp.(a)	2,050	115,558
Genentech, Inc.(a)	1,821	137,941
Gilead Sciences, Inc.(a)	1,094	51,768

Total Biotechnology		455,483

Building Products 0.45%
Lennox International, Inc.	1,950	73,398

Capital Markets 2.33%
The Charles Schwab Corp.(a)	3,252	63,772
Franklin Resources, Inc.	1,050	99,088
The Goldman Sachs Group, Inc.	291	49,362
Investment Technology Group, Inc.(a)	1,350	62,883
Janus Capital Group, Inc.(a)	1,258	30,469
Lazard Ltd.	1,100	42,009
State Street Corp.(a)	430	33,777

Total Capital Markets		381,360

Chemicals 3.02%
Celanese Corp.	2,200	85,580
E.I. du Pont de Nemours & Co.	1,600	74,272
Monsanto Co.	2,676	309,560
Potash Corp of Saskatchewan(a)	156	24,788

Total Chemicals		494,200

Commercial Services & Supplies 1.35%
DeVry, Inc.(a)	848	37,261
Sotheby’s Holdings	1,300	43,836
Waste Management, Inc.(a)	1,734	56,927
Watson Wyatt Worldwide, Inc.	1,550	82,228

Total Commercial Services & Supplies		220,252

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP GROWTH FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Shares	Value
Communications Equipment 4.73%
Cisco Systems, Inc.(a)	16,157	$393,746
Corning, Inc.(a)	1,867	43,370
Harris Corp.	1,150	56,155
Juniper Networks, Inc.(a)	1,033	27,705
Nokia OYJ—ADR	2,426	87,360
QUALCOMM, Inc.	3,889	164,777

Total Communications Equipment		773,113

Computers & Peripherals 6.00%
Apple Computer, Inc.(a)	2,494	311,800
EMC Corp.(a)	8,726	135,602
Hewlett-Packard Co.	5,200	248,404
International Business Machines Corp.	2,500	284,650

Total Computers & Peripherals		980,456

Construction & Engineering 1.92%
Fluor Corp.	900	125,325
Jacobs Engineering Group, Inc.(a)	1,350	108,392
McDermott International, Inc.(a)	1,550	80,941

Total Construction & Engineering		314,658

Consumer Finance 0.63%
American Express Co.	2,450	103,635

Containers & Packaging 0.36%
Pactiv Corp.(a)	2,300	58,236

Diversified Financial Services 1.37%
Cme Group, Inc.(a)	31	15,912
IntercontinentalExchange, Inc.(a)	550	71,665
Nasdaq Stock Market, Inc.(a)	2,100	87,171
Nyse Euronext	750	49,253

Total Diversified Financial Services		224,001

Diversified Telecommunication Services 0.17%
AT&T, Inc.(a)	782	27,237

Electrical Equipment 1.68%
Emerson Electric Co.	3,300	168,168
General Cable Corp.(a)	750	46,290
Woodward Governor Co.	2,100	59,997

Total Electrical Equipment		274,455

Electronic Equipment & Instruments 0.94%
Agilent Technologies, Inc.(a)	1,713	52,435
Avnet, Inc.(a)	950	32,024
Dolby Laboratories, Inc.(a)	1,550	68,588

Total Electronic Equipment & Instruments		153,047

Energy Equipment & Services 3.05%
ENSCO International, Inc.	1,550	92,752
FMC Technologies, Inc.(a)	1,000	56,660
Halliburton Co.(a)	856	32,785
National-Oilwell, Inc.(a)	1,100	68,530
Noble Corp.	1,900	93,385
Schlumberger Ltd.	786	67,950
Transocean Inc.(a)	611	85,851

Total Energy Equipment & Services		497,913

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP GROWTH FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Shares	Value
Food & Staples Retailing 2.82%
Costco Wholesale Corp.	2,550	$157,896
CVS Corp.	3,500	141,330
Wal-Mart Stores, Inc.(a)	1,984	98,386
Whole Foods Market, Inc.(a)	1,784	62,708

Total Food & Staples Retailing		460,320

Food Products 0.50%
Dean Foods Co.(a)	1,537	33,076
Kraft Foods, Inc.(a)	1,551	48,345

Total Food Products		81,421

Health Care Equipment & Supplies 2.42%
Becton, Dickinson & Co.	1,600	144,672
Medtronic, Inc.	3,102	153,115
Zimmer Holdings, Inc.(a)	1,300	97,877

Total Health Care Equipment & Supplies		395,664

Health Care Providers & Services 3.72%
Aetna, Inc.	1,550	76,880
AmerisourceBergen Corp.	1,800	75,096
Cigna Corp.	1,500	66,870
Humana, Inc.(a)	1,250	85,413
Laboratory Corp Of America Holdings(a)	1,100	85,041
Pharmaceutical Product Development, Inc.(a)	1,090	49,126
UnitedHealth Group, Inc.	3,650	169,652

Total Health Care Providers & Services		608,078

Hotels, Restaurants & Leisure 2.66%
International Game Technology	2,700	121,905
McDonald’s Corp.	3,400	183,974
Royal Caribbean Cruises Ltd.(a)	999	34,975
Starbucks Corp.(a)	1,342	24,126
Wynn Resorts Ltd.	700	70,490

Total Hotels, Restaurants & Leisure		435,470

Household Products 1.44%
Colgate-Palmolive Co.(a)	460	35,001
Kimberly-Clark Corp.	1,100	71,698
Procter & Gamble Co.	1,942	128,522

Total Household Products		235,221

Industrial Conglomerates 0.47%
General Electric Co.(a)	2,344	77,680

Insurance 1.40%
Aflac, Inc.	900	56,169
Assurant, Inc.	1,792	112,089
UnumProvident Corp.(a)	2,659	60,918

Total Insurance		229,176

Internet & Catalog Retail 1.30%
Amazon.Com, Inc.(a)	1,564	100,831
eBay, Inc.(a)	614	16,185
Expedia, Inc.(a)	1,197	27,447
Priceline.com, Inc.(a)	600	68,412

Total Internet & Catalog Retail		212,875

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP GROWTH FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Shares	Value
Internet Software & Services 2.45%
Akamai Technologies, Inc.(a)	3,089	$108,609
Google, Inc.(a)	618	291,189

Total Internet Software & Services		399,798

IT Services 2.56%
Accenture Ltd.	4,301	151,610
Cognizant Technology Solutions Corp.(a)	3,800	114,798
Hewitt Associates, Inc.(a)	1,200	47,352
Mastercard, Inc.	550	104,500

Total IT Services		418,260

Life Sciences Tools & Services 0.44%
Thermo Electron Corp.(a)	1,274	71,255

Machinery 1.61%
Danaher Corp.	750	55,612
Deere & Co.(a)	322	27,438
Dover Corp.(a)	650	26,982
Manitowoc Co.	1,300	52,962
Parker Hannifin Corp.	1,550	100,176

Total Machinery		263,170

Marine 0.45%
Kirby Corp.(a)	1,650	74,382

Media 2.30%
Discovery Holding Co.(a)	831	18,756
News Corp.	4,500	82,845
Omnicom Group(a)	790	35,289
The Walt Disney Co.	7,363	238,635

Total Media		375,525

Metals & Mining 1.67%
Allegheny Technologies, Inc.(a)	424	32,796
Freeport-McMoRan Copper & Gold, Inc.	1,451	146,348
Nucor Corp.	1,450	93,627

Total Metals & Mining		272,771

Multiline Retail 0.24%
Nordstrom, Inc.(a)	1,040	38,511

Multi-Utilities 0.44%
Sempra Energy	1,350	71,726

Oil, Gas & Consumable Fuels 4.46%
ChevronTexaco Corp.(a)	460	39,864
ConocoPhillips	1,650	136,471
Exxon Mobil Corp.	3,959	344,473
Marathon Oil Corp.	900	47,844
Sunoco, Inc.(a)	304	18,568
Tesoro Petroleum Corp.(a)	449	16,676
Ultra Petroleum Corp.(a)	518	40,647
Valero Energy Corp.	1,450	83,766

Total Oil, Gas & Consumable Fuels		728,309

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP GROWTH FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Shares	Value
Personal Products 1.11%
Avon Products, Inc.(a)	1,793	$68,242
The Estee Lauder Cos., Inc.(a)	688	29,295
Herbalife Ltd.	2,000	83,660

Total Personal Products		181,197

Pharmaceuticals 5.40%
Allergan, Inc.(a)	687	40,691
Amylin Pharmaceuticals, Inc.(a)	1,304	34,517
Endo Pharmaceuticals Holdings, Inc.(a)	2,750	72,215
Forest Laboratories, Inc.(a)	2,400	95,448
Johnson & Johnson	3,563	220,763
Merck & Co., Inc.	3,193	141,450
Pfizer, Inc.(a)	1,219	27,159
Warner Chilcott Ltd Cl A(a)	3,250	54,828
Wyeth	4,495	196,072

Total Pharmaceuticals		883,143

Real Estate Investment Trusts (REITs) 0.38%
ProLogis	1,150	61,962

Road & Rail 0.70%
Canadian National Railway Co.(a)	614	32,407
CSX Corp.	1,300	63,076
Union Pacific Corp.(a)	152	18,963

Total Road & Rail		114,446

Semiconductors & Semiconductor Equipment 4.60%
Applied Materials, Inc.	7,550	144,734
Broadcom Corp.(a)	1,710	32,336
Intel Corp.	8,051	160,617
KLA-Tencor Corp.(a)	538	22,601
Linear Technology Corp.	1,650	45,722
Marvell Technology Group Ltd.(a)	1,691	19,125
MEMC Electronic Materials, Inc.(a)	517	39,437
National Semiconductor Corp.	1,900	31,293
Nvidia Corp.(a)	2,740	58,609
Standard Microsystems Corp.(a)	900	25,515
Texas Instruments, Inc.	5,750	172,270

Total Semiconductors & Semiconductor Equipment		752,259

Software 6.50%
Adobe Systems, Inc.(a)	2,186	73,559
Autodesk, Inc.(a)	1,850	57,516
Electronic Arts, Inc.(a)	1,507	71,266
McAfee, Inc.(a)	1,300	43,251
Microsoft Corp.	22,849	621,950
Oracle Corp.(a)	10,384	195,219

Total Software		1,062,761

Specialty Retail 1.86%
Advance Auto Parts(a)	1,436	48,163
Best Buy Co, Inc.(a)	577	24,817
Dick’s Sporting Goods, Inc.(a)	2,100	57,918
The Gap Inc.(a)	4,038	81,447

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP GROWTH FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Shares	Value
Home Depot, Inc.(a)	1,160	$30,798
Weight Watchers International, Inc.	1,300	61,100

Total Specialty Retail		304,243

Textiles, Apparel & Luxury Goods 1.54%
Coach, Inc.(a)	3,241	98,267
Nike, Inc.	2,550	153,510

Total Textiles, Apparel & Luxury Goods		251,777

Tobacco 1.82%
Altria Group, Inc.	4,063	297,168

Wireless Telecommunication Services 0.69%
NII Holdings, Inc.(a)	1,450	57,609
SBA Communications Corp. Class A(a)	1,800	55,890

Total Wireless Telecommunication Services		113,499

Total Common Stocks (Cost $16,604,919)		15,637,994

Investment Companies 0.39%
SPDR Trust Series 1	265	35,462
Powershares QQQ Trust	322	13,833
iShares Russell 1000 Growth Index Fund	270	14,864

Total Investment Companies (Cost $63,861)		64,159

	Principal Amount
Short Term Investments 24.05%
Money Market Funds 7.96%
AIM STIC Prime Portfolio
5.020%(b)	$170,544	170,544
Fidelity Institutional Money Market Funds
3.380%(b)	617,168	617,168
First American Government Obligations Fund
2.970%(b)	171,500	171,500
First American Treasury Obligations Fund
4.264%(b)	171,500	171,500
AIM STIC Treasury Portfolio
2.720%(b)	171,500	171,500

Total Money Market Funds		1,302,212

U.S. Government Agency Issue 16.09%
Federal Home Loan Bank, 1.224%, 03/03/08	2,630,000	2,629,737

Total Short Term Investments (Cost $3,931,949)		3,931,949

Total Investments 120.11% (Cost $20,600,729)		19,634,102

Liabilities in Excess of Other Assets (20.11)%		(3,287,442)

Total Net Assets 100.00%		$16,346,660

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable Rate

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP VALUE FUND	Schedule of Investments

February 29, 2008 (Unaudited)

	Shares	Value
Common Stocks 96.01%
Aerospace & Defense 3.05%
Northrop Grumman Corp.	4,104	$322,615
United Technologies Corp.	2,460	173,455

Total Aerospace & Defense		496,070

Beverages 2.81%
Coca-Cola Enterprises, Inc.	10,609	259,178
Molson Coors Brewing Co.	3,672	198,141

Total Beverages		457,319

Capital Markets 5.66%
Ameriprise Financial Inc.	4,238	214,612
Bank Of New York Mellon Corp.	7,255	318,277
Merrill Lynch & Co, Inc.	3,862	191,401
Morgan Stanley	4,662	196,363

Total Capital Markets		920,653

Chemicals 2.89%
E.I. du Pont de Nemours & Co.	4,891	227,040
Praxair, Inc.	3,030	243,249

Total Chemicals		470,289

Commercial Banks 4.96%
Bank of America Corp.	6,708	266,576
PNC Financial Services Group	3,889	238,901
US Bancorp	9,396	300,860

Total Commercial Banks		806,337

Commercial Services & Supplies 1.31%
Avery Dennison Corp.	4,167	213,850

Communications Equipment 0.99%
Motorola, Inc.	16,198	161,494

Computers & Peripherals 3.32%
Hewlett-Packard Co.	6,223	297,273
International Business Machines Corp.	2,129	242,408

Total Computers & Peripherals		539,681

Consumer Finance 0.66%
Discover Financial Services	7,069	106,671

Containers & Packaging 2.80%
Owens-Illinois, Inc.(a)	5,190	292,976
Pactiv Corp.(a)	6,450	163,314

Total Containers & Packaging		456,290

Diversified Financial Services 3.53%
Citigroup, Inc.	9,564	226,762
J.P. Morgan Chase & Co.	8,558	347,883

Total Diversified Financial Services		574,645

Diversified Telecommunication Services 4.11%
AT&T, Inc.	19,203	668,840

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP VALUE FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Shares	Value
Electric Utilities 2.80%
Exelon Corp.	3,506	$262,424
PG&E Corp.	5,109	192,405

Total Electric Utilities		454,829

Electrical Equipment 2.58%
ABB Ltd.—ADR	8,659	216,821
General Cable Corp.(a)	3,276	202,195

Total Electrical Equipment		419,016

Energy Equipment & Services 3.92%
BJ Services Co.	3,999	103,734
Halliburton Co.	8,127	311,264
Tidewater, Inc.	3,978	223,365

Total Energy Equipment & Services		638,363

Food & Staples Retailing 1.48%
Wal-Mart Stores, Inc.	4,864	241,206

Food Products 2.58%
ConAgra Foods, Inc.	10,616	234,613
Kraft Foods, Inc.	5,922	184,589

Total Food Products		419,202

Gas Utilities 1.73%
Equitable Resources, Inc.	4,571	281,665

Health Care Equipment & Supplies 1.69%
Covidien Ltd.	6,421	274,755

Health Care Providers & Services 1.20%
UnitedHealth Group, Inc.	4,194	194,937

Hotels, Restaurants & Leisure 1.61%
McDonald’s Corp.	4,851	262,488

Household Durables 0.99%
Sony Corp.—ADR	3,397	160,372

Independent Power Producers & Energy Traders 1.17%
NRG Energy, Inc.(a)	4,597	189,718

Industrial Conglomerates 1.47%
General Electric Co.	7,223	239,370

Insurance 7.31%
The Allstate Corp.	6,399	305,424
American International Group, Inc.	5,452	255,481
Berkshire Hathaway, Inc.(a)	67	313,192
Metlife, Inc.	3,490	203,327
Prudential Financial, Inc.	1,541	112,447

Total Insurance		1,189,871

IT Services 0.98%
Broadridge Financial Solutions, Inc.	8,332	159,558

Media 6.66%
Comcast Corp.(a)	11,374	222,248
The DIRECTV Group Inc.(a)	10,257	256,938
News Corp.	16,603	305,661
Time Warner, Inc.	19,111	298,323

Total Media		1,083,170

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP VALUE FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Shares	Value
Oil, Gas & Consumable Fuels 8.44%
Exxon Mobil Corp.	7,564	$658,144
Spectra Energy Corp.	11,426	264,055
Total SA—ADR	3,297	248,561
XTO Energy, Inc.	3,267	201,606

Total Oil, Gas & Consumable Fuels		1,372,366

Pharmaceuticals 6.84%
Bristol-Myers Squibb Co.	9,026	204,078
Johnson & Johnson	3,909	242,202
Novartis AG—ADR	3,749	184,263
Pfizer, Inc.	11,598	258,403
Schering Plough Corporation	10,306	223,640

Total Pharmaceuticals		1,112,586

Semiconductors & Semiconductor Equipment 1.19%
Applied Materials, Inc.	10,076	193,157

Software 1.32%
Microsoft Corp.	7,897	214,956

Specialty Retail 1.70%
The Gap Inc.	8,336	168,137
Office Depot, Inc.(a)	9,599	109,141

Total Specialty Retail		277,278

Textiles, Apparel & Luxury Goods 0.74%
Liz Claiborne, Inc.	6,806	121,011

Tobacco 1.52%
Altria Group, Inc.	3,391	248,018

Total Common Stocks (Cost $16,476,880)		15,620,031

	Principal Amount
Short Term Investments 17.64%
Fidelity Institutional Money Market Funds—Government Portfolio 3.380%(b)	$816,950	816,950
First American Government Obligations Fund 4.480%(b)	816,000	816,000
First American Treasury Obligations Fund 4.264%(b)	421,036	421,036
AIM STIC Treasury Portfolio 2.720%(b)	816,954	816,954

Total Short Term Investments (Cost $2,870,940)		2,870,940

Total Investments 113.65% (Cost $19,347,820)		18,490,971

Liabilities in Excess of Other Assets (13.65)%		(2,221,244)

Total Net Assets 100.00%		$16,269,727

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable Rate

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 29, 2008 (Unaudited)

	Shares	Value
Common Stocks 95.41%
Aerospace & Defense 1.45%
DRS Technologies, Inc.	1,580	$88,622
SI International, Inc.(a)	2,270	56,478

Total Aerospace & Defense		145,100

Air Freight & Logistics 1.47%
HUB Group, Inc.(a)	2,810	84,272
Pacer International, Inc.	4,130	63,478

Total Air Freight & Logistics		147,750

Auto Components 0.81%
Tenneco Automotive, Inc.(a)	3,230	81,558

Biotechnology 4.90%
Alkermes, Inc.(a)	6,480	83,851
Applera Corp—Celera Genomics Group(a)	5,840	80,942
Geron Corp.(a)	7,110	34,981
Kendle International, Inc.(a)	1,170	52,428
Medarex, Inc.(a)	5,840	54,312
Progenics Pharmaceuticals, Inc.(a)	2,500	38,250
Regeneron Pharmaceuticals, Inc.(a)	2,830	55,949
United Therapeutics Corp.(a)	1,070	90,062

Total Biotechnology		490,775

Building Products 0.48%
Aaon, Inc.	2,930	48,374

Capital Markets 1.54%
Greenhill & Co, Inc.	810	52,658
Riskmetrics Group, Inc.(a)	1,110	23,976
Waddell & Reed Financial, Inc.	2,470	77,410

Total Capital Markets		154,044

Chemicals 3.69%
Ferro Corp.	4,410	71,001
Hercules, Inc.	4,460	81,708
PolyOne Corp.(a)	10,870	70,655
Rockwood Holdings, Inc.(a)	2,380	73,042
Terra Industries, Inc.(a)	1,620	73,240

Total Chemicals		369,646

Commercial Banks 4.33%
BancFirst Corp.	1,820	76,676
Citizens Banking Corp.	4,610	51,309
City Holding Co.	2,270	84,535
The Colonial BancGroup Inc.	2,500	30,200
East West Bancorp, Inc.	1,730	32,541
Provident Bankshares Corp.	3,360	42,773
The South Financial Group, Inc.	4,030	58,153
Trustmark Corp.	2,930	57,897

Total Commercial Banks		434,084

Commercial Services & Supplies 4.76%
Administaff, Inc.	2,090	51,539
DeVry, Inc.	1,400	61,516
FTI Consulting, Inc.(a)	1,250	79,375

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Shares	Value
Healthcare Services Group	2,950	$58,351
Heidrick & Struggles International, Inc.	1,490	51,003
Kforce, Inc.(a)	4,610	39,416
McGrath Rent Corp.	2,930	61,354
United Stationers, Inc.(a)	1,520	75,027

Total Commercial Services & Supplies		477,581

Communications Equipment 2.48%
Harris Stratex Networks Cl A(a)	4,410	44,276
Netgear, Inc.(a)	3,100	67,642
Tekelec(a)	5,870	69,912
Viasat, Inc.(a)	3,190	66,894

Total Communications Equipment		248,724

Computers & Peripherals 0.55%
Synaptics, Inc.(a)	2,050	54,920

Construction & Engineering 1.41%
Granite Construction, Inc.	2,250	67,927
Perini Corp.(a)	660	24,737
URS Corp.(a)	1,200	48,336

Total Construction & Engineering		141,000

Diversified Telecommunication Services 1.03%
Alaska Communications Systems Group, Inc.	4,890	55,404
Ntelos Holdings Corp.	2,240	47,779

Total Diversified Telecommunication Services		103,183

Electric Utilities 2.13%
Black Hills Corp.	2,260	80,818
Cleco Corp.	2,060	47,195
Otter Tail Corp.	2,630	85,343

Total Electric Utilities		213,356

Electrical Equipment 0.66%
Acuity Brands, Inc.	1,500	66,615

Electronic Equipment & Instruments 2.43%
Anixter International, Inc.(a)	1,120	73,237
Dionex Corp.(a)	970	71,605
Rofin-Sinar Technologies, Inc.(a)	2,514	98,976

Total Electronic Equipment & Instruments		243,818

Energy Equipment & Services 3.31%
Bristow Group, Inc.(a)	1,470	77,557
Complete Production Services(a)	2,530	49,133
Hercules Offshore, Inc.(a)	3,530	89,450
W-H Energy Services, Inc.(a)	1,840	115,681

Total Energy Equipment & Services		331,821

Food & Staples Retailing 1.61%
Casey’s General Stores, Inc.	3,490	87,425
Longs Drug Stores Corp.	1,540	73,966

Total Food & Staples Retailing		161,391

Food Products 0.73%
Seaboard Corp.	46	73,140

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Shares	Value
Health Care Equipment & Supplies 3.63%
Align Technology, Inc.(a)	4,460	$55,081
Bio-Rad Laboratories, Inc.(a)	770	72,719
Gen-Probe, Inc.(a)	820	39,204
Hologic, Inc.(a)	770	46,439
Mentor Corp.	2,420	71,777
Vital Signs, Inc.	1,540	78,309

Total Health Care Equipment & Supplies		363,529

Health Care Providers & Services 3.20%
AMN Healthcare Services, Inc.(a)	4,220	68,322
Healthways, Inc.(a)	1,210	41,564
Psychiatric Solutions, Inc.(a)	2,570	72,705
Res-Care, Inc.(a)	3,330	71,728
Sun Healthcare Group, Inc.(a)	4,480	66,035

Total Health Care Providers & Services		320,354

Hotels, Restaurants & Leisure 4.04%
AFC Enterprises(a)	4,220	31,861
Bally Technologies, Inc.(a)	830	31,465
Buffalo Wild Wings, Inc.(a)	2,500	57,925
CKE Restaurants, Inc.	5,450	60,386
IHOP Corp.	950	43,491
Papa John’s International, Inc.(a)	3,330	87,080
Shuffle Master, Inc.(a)	4,610	37,986
WMS Industries, Inc.(a)	1,440	54,677

Total Hotels, Restaurants & Leisure		404,871

Household Durables 1.14%
Tempur-Pedic International, Inc.	3,490	60,796
Universal Electronics, Inc.(a)	2,370	53,799

Total Household Durables		114,595

Insurance 3.52%
Aspen Insurance Holdings Ltd.	2,890	83,637
FBL Financial Group, Inc.	1,680	49,409
Max Capital Group Ltd.	3,110	86,271
RLI Corp.	1,370	71,555
United American Indemnity Ltd.(a)	3,330	62,471

Total Insurance		353,343

Internet Software & Services 3.04%
Chordiant Software, Inc.(a)	5,490	31,622
DealerTrack Holdings, Inc.(a)	2,240	45,853
Digital River, Inc.(a)	1,840	60,039
j2 Global Communications, Inc.(a)	3,350	72,092
Savvis, Inc.(a)	2,540	49,352
United Online, Inc.	4,610	46,008

Total Internet Software & Services		304,966

IT Services 1.29%
infoUSA, Inc.	7,540	57,380
Sapient Corp.(a)	5,300	39,114
Virtusa Corp.(a)	2,970	32,462

Total IT Services		128,956

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Shares	Value
Life Sciences Tools & Services 0.82%
Techne Corp.(a)	1,200	$82,068

Machinery 3.64%
Barnes Group, Inc.	2,700	61,398
Chart Industries, Inc.(a)	1,130	38,770
Columbus Mckinnon Corp.(a)	2,190	62,722
Crane Co.	1,680	69,266
Kadant, Inc.(a)	2,090	52,459
Lincoln Electric Holdings, Inc.	1,200	80,568

Total Machinery		365,183

Media 2.19%
Arbitron, Inc.	1,470	61,622
Entercom Communications Corp.	2,500	27,925
National Cinemedia, Inc.	3,330	71,761
Scholastic Corp.(a)	1,680	58,582

Total Media		219,890

Metals & Mining 1.57%
Century Aluminum Co.(a)	1,310	86,631
RTI International Metals, Inc.(a)	1,290	70,782

Total Metals & Mining		157,413

Oil, Gas & Consumable Fuels 3.55%
Penn Virginia Corp.	2,090	88,951
Petrohawk Energy Corp.(a)	5,330	96,366
Petroquest Energy, Inc.(a)	6,150	96,924
St. Mary Land & Exploration Co.	2,000	73,760

Total Oil, Gas & Consumable Fuels		356,001

Personal Products 0.83%
Alberto Culver Co.	3,110	83,348

Pharmaceuticals 1.97%
Cardiome Pharma Corp.(a)	3,530	26,475
Eurand NV(a)	4,610	61,129
Noven Pharmaceuticals, Inc.(a)	3,610	48,951
Sciele Pharma, Inc.(a)	2,930	60,651

Total Pharmaceuticals		197,206

Real Estate Investment Trusts (REITs) 4.85%
First Industrial Realty Trust, Inc.	2,090	63,494
Home Properties, Inc.	1,680	77,313
Maguire Properties, Inc.	2,090	47,485
Nationwide Health Properties, Inc.	2,670	80,981
Pennsylvania Real Estate Investment Trust	2,090	51,686
Senior Housing Properties Trust	4,470	95,077
Sovran Self Storage, Inc.	1,820	70,161

Total Real Estate Investment Trusts (REITs)		486,197

Semiconductors & Semiconductor Equipment 2.32%
Kulicke & Soffa Industries, Inc.(a)	7,110	36,616
MIPS Technologies, Inc.(a)	9,600	35,616
Omnivision Technologies, Inc.(a)	3,680	58,365

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Shares	Value
ON Semiconductor Corp.(a)	9,050	$54,300
Tessera Technologies, Inc.(a)	2,000	47,120

Total Semiconductors & Semiconductor Equipment		232,017

Software 4.59%
Blackboard, Inc.(a)	2,070	59,554
Lawson Software Inc.(a)	7,540	58,812
Progress Software Corp.(a)	2,800	79,912
Quality Systems, Inc.	1,860	60,599
Secure Computing Corp.(a)	6,800	55,216
SPSS, Inc.(a)	1,860	70,736
Synchronoss Technologies, Inc.(a)	1,910	30,713
Wind River Systems, Inc.(a)	6,150	44,464

Total Software		460,006

Specialty Retail 3.19%
Aeropostale, Inc.(a)	3,070	82,460
DSW, Inc.(a)	2,810	51,170
J. Crew Group, Inc.(a)	1,230	49,262
Joseph A. Bank Clothiers, Inc.(a)	2,810	64,012
Stage Stores, Inc.	5,040	63,806
Ulta Salon Cosmetics & Fragrance Inc.(a)	620	8,686

Total Specialty Retail		319,396

Textiles, Apparel & Luxury Goods 3.42%
Fossil, Inc.(a)	1,940	62,429
Phillips-Van Heusen	1,340	48,924
Quiksilver, Inc.(a)	5,550	49,950
True Religion Apparel, Inc.(a)	3,290	67,215
Unifirst Corp.	1,180	45,583
Warnaco Group, Inc.(a)	1,830	68,735

Total Textiles, Apparel & Luxury Goods		342,836

Thrifts & Mortgage Finance 1.89%
Dime Community Bancshares	4,290	65,294
First Niagara Financial Group, Inc.	6,260	71,489
FirstFed Financial Corp.(a)	1,680	52,500

Total Thrifts & Mortgage Finance		189,283

Trading Companies & Distributors 0.64%
Applied Industrial Technologies, Inc.	2,310	63,848

Wireless Telecommunication Services 0.31%
Virgin Mobile USA, Inc.(a)	6,100	30,927

Total Common Stocks (Cost $10,665,005)		9,563,113

	Principal Amount
Short Term Investments 15.80%
Fidelity Institutional Money Market Funds—Government Portfolio
3.380%(b)	$506,602	506,602
First American Government Obligations Fund
4.480%(b)	500,000	500,000
First American Treasury Obligations Fund
4.264%(b)	67,556	67,556

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Principal Amount	Value
AIM STIC Treasury Portfolio
2.720%(b)	$508,989	$508,989

Total Short Term Investments (Cost $1,583,147)		1,583,147

Total Investments 111.21% (Cost $12,248,152)		11,146,260

Liabilities in Excess of Other Assets (11.21)%		(1,123,110)

Total Net Assets 100.00%		$10,023,150

Percentages	are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Variable Rate

The accompanying notes are an integral part of these financial statements.

PMC INTERNATIONAL EQUITY FUND	Schedule of Investments

February 29, 2008 (Unaudited)

	Shares	Value
Common Stocks 97.78%
Australia 7.37%
Commonwealth Bank of Australia	4,682	$181,305
CSL Ltd.	9,311	312,286
General Property Trust	14,877	43,638
Qantas Airways	44,263	172,150
Rio Tinto Ltd.	1,801	224,412
Stockland	13,466	87,146
Westpac Banking Corp.	7,813	167,109
Woolworths Ltd.	4,607	123,040

Total Australia		1,311,086

Belgium 0.87%
Dexia	3,034	71,329
Fortis	3,761	83,089

Total Belgium		154,418

Bermuda 0.88%
Esprit Holdings Ltd.	12,500	157,088

Denmark 1.48%
Danske Bank A/S	3,900	148,973
Novo-Nordisk A/S—Class B	1,675	114,584

Total Denmark		263,557

Finland 2.35%
Nokia Oyj	9,681	347,813
Rautaruukki Oyj	1,616	70,458

Total Finland		418,271

France 10.50%
Accor SA	1,119	79,481
AXA	4,338	146,261
BNP Paribas SA	955	85,376
Casino Guichard Perrachon SA	1,225	138,556
Christian Dior	758	82,606
Eutelsat Communications	2,949	81,105
France Telecom SA	6,982	234,378
Gaz De France	4,239	242,530
Sanofi-Aventis	1,171	86,551
Total SA	5,388	405,736
Ubisoft Entertainment SA(a)	2,401	201,798
Vivendi Universal SA	2,132	84,257

Total France		1,868,635

Germany 12.62%
Allianz AG	1,088	187,563
BASF AG	2,977	380,684
Daimler AG	919	76,528
Deutsche Bank AG	750	83,206
E.ON AG	1,273	239,674
MAN AG	1,449	191,124
Muenchener Rueckversicherungs AG	1,662	292,426
RWE AG	2,040	246,972
Salzgitter AG	699	122,521

The accompanying notes are an integral part of these financial statements.

PMC INTERNATIONAL EQUITY FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Shares	Value
ThyssenKrupp AG	3,049	$175,339
Volkswagen AG	1,103	251,146

Total Germany		2,247,183

Hong Kong 2.46%
BOC Hong Kong Holdings Ltd.	69,000	169,091
Hang Seng Bank Ltd.	10,900	206,317
New World Development Co.	23,094	62,077

Total Hong Kong		437,485

Italy 3.85%
Enel SpA	25,526	275,433
ENI SpA	11,886	410,436

Total Italy		685,869

Japan 18.52%
Alfresa Holdings	2,000	138,883
Amada Co. Ltd.	14,000	105,243
Aozora Bank Ltd.	35,000	93,286
Asahi Breweries Ltd.	5,900	110,283
The Bank of Yokohama Ltd.	8,000	51,898
Canon, Inc.	1,700	76,203
Central Japan Railway Co.	21	199,975
Fujitsu Ltd.	29,000	206,338
Honda Motor Co. Ltd.	6,000	183,152
Itochu Corp.	17,000	179,016
Joint Corp.	4,600	59,377
Kenedix, Inc.	57	75,319
Makita Corp.	2,500	88,303
Mitsubishi Electric Co.	14,000	128,232
Mitsubishi Corp.	12,600	384,432
Mitsui Mining & Smelting Co. Ltd.	20,000	73,179
Mitsui OSK Lines Ltd.	16,000	207,806
Nippon Telegraph & Telephone Corp.	46	200,594
NTT DATA Corp.	45	210,582
Sekisui House Ltd.	12,000	124,157
Sumitomo Electric Industries Ltd.	8,000	118,384
Toyo Suisan Kaisha Ltd.	3,000	48,899
Toyota Motor Corp.	3,400	184,782
UNY Co., Ltd.	6,000	47,784

Total Japan		3,296,107

Luxembourg 1.78%
Arcelor	4,000	303,712
ArcelorMittal	165	12,675

Total Luxembourg		316,387

Netherlands 5.57%
Aegon NV	5,005	74,746
ASM International NV	2,477	48,441
ING Groep NV	7,945	264,025
Koninklijke Ahold NV	7,736	101,661
Royal KPN NV	15,220	287,323
Unilever NV-CVA	6,955	215,056

Total Netherlands		991,252

The accompanying notes are an integral part of these financial statements.

PMC INTERNATIONAL EQUITY FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Shares	Value
Norway 0.99%
Statoil ASA	5,800	$176,734

Singapore 0.73%
Singapore Exchange	17,000	98,917
Wing Tai Holdings	21,000	31,682

Total Singapore		130,599

Spain 3.76%
Altadis SA	188	14,270
Banco Bilbao Vizcaya Argentaria SA	13,588	280,156
Banco Santander Central Hispano SA	21,019	375,598

Total Spain		670,024

Sweden 3.02%
Electrolux AB	6,500	104,293
Nordea Bank AB	18,600	279,678
Volvo AB	10,300	152,915

Total Sweden		536,886

Switzerland 4.00%
ABB Ltd.	8,166	203,450
Baloise Holding AG	1,472	132,758
Roche Holding AG	951	186,499
Zurich Financial Services AG	605	189,130

Total Switzerland		711,837

United Kingdom 17.03%
Antofagasta PLC	14,285	227,678
AstraZeneca PLC	3,734	139,567
Barclays PLC	9,187	86,103
BHP Billiton PLC	8,938	285,927
BP PLC	28,601	308,453
Centrica PLC	23,567	150,468
Compass Group PLC	15,497	99,888
De La Rue PLC	9,442	168,914
Game Group PLC	23,920	88,134
GlaxoSmithKline PLC	7,673	167,491
Imperial Tobacco Group PLC	6,605	305,760
London Stock Exchange Group PLC	3,327	89,219
Royal Bank of Scotland Group PLC	13,174	99,602
Royal Dutch Shell PLC	3,975	142,144
SABMiller PLC	6,185	128,497
Shire PLC	9,309	181,716
Vodafone Group PLC	112,343	361,684

Total United Kingdom		3,031,245

Total Common Stocks (Cost $18,650,117)		17,404,663

The accompanying notes are an integral part of these financial statements.

PMC INTERNATIONAL EQUITY FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Principal Amount	Value
Short Term Investments 15.89%
Fidelity Institutional Money Market Funds—Government Portfolio 3.380%(b)	$876,434	$876,434
First American Government Obligations Fund 4.480%(b)	890,000	890,000
First American Treasury Obligations Fund 4.264%(b)	170,431	170,431
Short Term Treasury Investment 4.810%(b)	892,493	892,493

Total Short Term Investments (Cost $2,829,358)		2,829,358

Total Investments 113.67% (Cost $21,479,475)		20,234,021

Liabilities in Excess of Other Assets (13.67)%		(2,433,523)

Total Net Assets 100.00%		$17,800,498

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Variable Rate

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2008 (Unaudited)

	Principal Amount	Value
Asset Backed Securities 11.61%
Advanta Business Card Master Trust
Series 2001-A, 5.620%, 10/20/2010	$750,000	$750,287
BA Credit Card Trust
Series 2007-13A, 5.334%, 04/15/2012	645,000	639,726
Carmax Auto Owner Trust
Series 2008-1, 3.813%, 04/15/2011	500,000	500,141
Chase Credit Card Master Trust
Series A, 2.245%, 09/15/2011	650,000	646,064
Chase Issuance Trust
Series A, 5.763%, 07/15/2011	550,000	545,622
Citibank Credit Card Issuance Trust
Series 2003-A9, 5.288%, 11/20/2010	400,000	398,277
Series 2007-A5, 5.500%, 06/22/2012	300,000	313,382
Series 2007-A6, 5.350%, 07/12/2012	125,000	122,998
Continental Airlines Inc.
Series 2007-1, 5.983%, 10/19/2023	155,000	139,416
Daimler Chrysler Auto Trust
Pool #2007-A, 5.348%, 03/08/2011	400,000	399,570
Daimler Chrysler Master Owners Trust
Series FLT, 4.394%, 12/15/2010	650,000	646,901
Delta Airlines Inc.
Series 2000-1, 7.570%, 05/18/2012	210,000	210,987
Discover Card Master Trust
Series A, 3.671%, 07/15/2012	500,000	497,021
Discover Card Master Trust I
Series A-1, 4.430%, 06/18/2013	575,000	561,260
MBNA Credit Card Master Note Trust
Series 2004-10A, 2.313%, 03/15/2012	400,000	396,061
Nissan Master Owner Trust Receivables
Series 2005-A, 3.460%, 07/15/2010	400,000	399,444
Southwest Airlines Co.
Series 2007-1, 6.150%, 02/01/2024	78,614	77,278
United Airlines, Inc.
Series A, 6.636%, 01/02/2024	82,689	78,555
Volkswagen Credit Auto Master Trust
Series FLT, 3.628%, 07/20/2010	525,000	524,195

Total Asset Backed Securities (Cost $7,898,182)		7,847,185

Corporate Bonds 9.44%
Air Freight & Logistics 0.08%
FedEx Corp.
5.500%, 08/15/2009	55,000	56,520

Airlines 0.16%
Northwest Airlines, Inc.
7.270%, 11/01/2019	117,000	110,774

Automobiles 0.17%
Daimler Finance North America LLC
4.875%, 06/15/2010	115,000	117,534

Capital Markets 0.70%
Bear Stearns Companies, Inc.
7.250%, 02/01/2018	85,000	82,608

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Principal Amount	Value
Goldman Sachs Group, Inc.
5.950%, 01/15/2027	$25,000	$22,332
6.450%, 05/01/2036	15,000	13,607
6.750%, 10/01/2037	110,000	103,013
Merrill Lynch & Co., Inc.
6.110%, 01/29/2037	100,000	83,937
5.450%, 02/05/2013	170,000	171,405

Total Capital Markets		476,902

Chemicals 0.37%
Abbott Laboratories
5.600%, 11/30/2017	95,000	100,353
6.150%, 11/30/2037	140,000	145,966

Total Chemicals		246,319

Commercial Banks 0.85%
Fifth Third Bancorp
8.250%, 03/01/2038	85,000	87,405
HSBC Finance Corp.
4.125%, 11/16/2009	55,000	55,307
Wachovia Corp.
5.700%, 08/01/2013	110,000	114,278
Wells Fargo & Co.
4.375%, 01/31/2013	310,000	313,843

Total Commercial Banks		570,833

Communications Equipment 0.03%
Motorola, Inc.
6.625%, 11/15/2037	25,000	20,575

Diversified Financial Services 1.82%
Banc Of America Corp.
5.750%, 12/01/2017	100,000	102,382
Citigroup Inc.
5.000%, 09/15/2014	340,000	329,858
General Electric Capital Corp.
5.875%, 01/14/2038	75,000	71,942
International Lease Finance Corp.
5.625%, 09/15/2010	210,000	217,618
JP Morgan Chase & Co.
5.375%, 10/01/2012	115,000	120,902
6.000%, 01/15/2018	240,000	249,487
JP Morgan Chase Capital XV
5.875%, 03/15/2035	155,000	133,365

Total Diversified Financial Services		1,225,554

Diversified Telecommunication Services 0.88%
AT&T, Inc.
5.500%, 02/01/2018	225,000	225,413
Hartford Financial Services Group
6.300%, 03/15/2018	85,000	85,530
Qwest Corp.
8.875%, 03/15/2012	115,000	120,606

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Principal Amount	Value
Verizon Communications
6.400%, 02/15/2038	$160,000	$160,503

Total Diversified Telecommunication Services		592,052

Electric Utilities 0.17%
FirstEnergy Corp.
6.450%, 11/15/2011	105,000	111,277

Food & Staples Retailing 0.33%
CVS Caremark Corp.
6.250%, 06/01/2027	115,000	116,859
Wal-Mart Stores, Inc.
6.500%, 08/15/2037	100,000	107,085

Total Food & Staples Retailing		223,944

Food Products 0.10%
Kraft Foods, Inc.
6.125%, 02/01/2018	65,000	65,947

Health Care Providers & Services 0.09%
UnitedHealth Group, Inc.
6.875%, 02/15/2038	60,000	59,617

Independent Power Producers & Energy Traders 0.14%
Exelon Generation Co., LLC
6.200%, 10/01/2017	95,000	97,161

Insurance 0.07%
The Travelers Companies, Inc.
6.250%, 06/15/2037	50,000	48,589

Media 0.66%
Comcast Corp.
6.300%, 11/15/2017	190,000	195,459
Time Warner Cable, Inc.
5.400%, 07/02/2012	250,000	252,695

Total Media		448,154

Multiline Retail 0.14%
Target Corp.
6.350%, 11/01/2032	100,000	95,542

Multi-Utilities 0.07%
DTE Energy Co.
7.500%, 06/01/2011	45,000	48,676

Office Electronics 0.13%
Xerox Corp.
5.500%, 05/15/2012	85,000	87,207

Oil, Gas & Consumable Fuels 1.07%
DCP Midstream LLC
6.750%, 09/15/2037(a)	45,000	44,793
Enterprise Products Operating LP
6.300%, 09/15/2017	110,000	115,168
Kinder Morgan Energy Partners
5.950%, 02/15/2018	125,000	126,348
Marathon Oil Corp.
6.600%, 10/01/2037	130,000	131,091

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Principal Amount	Value
NGPL Pipe Co., LLC
6.514%, 12/15/2012	$105,000	$110,457
ONEOK Partners LP
6.850%, 10/15/2037	85,000	84,607
XTO Energy, Inc.
6.750%, 08/01/2037	105,000	112,239

Total Oil, Gas & Consumable Fuels		724,703

Real Estate Investment Trusts (REITs) 0.39%
Simon Property Group LP
5.250%, 12/01/2016	290,000	265,998

Road & Rail 0.32%
Erac USA Finance Co.
7.000%, 10/15/2037(a)	170,000	142,253
Union Pacific Corp.
5.750%, 11/15/2017	75,000	76,359

Total Road & Rail		218,612

Telecommunications 0.14%
Telecom Italia Capital SA
7.200%, 07/18/2036	90,000	93,492

Wireless Telecommunication Services 0.56%
AT&T Wireless Services, Inc.
7.875%, 03/01/2011	135,000	149,210
Sprint Nextel Corp.
6.000%, 12/01/2016	310,000	226,653

Total Wireless Telecommunication Services		375,863

Total Corporate Bonds (Cost $6,445,356)		6,381,845

Credit-Linked Trust Certificates 1.53%
CDX North America High Yield
7.625%, 06/29/2012(a)	1,110,000	1,035,741

Total Credit-Linked Trust Certificates (Cost $1,082,104)		1,035,741

Foreign Bonds 0.97%
British Virgin Islands 0.16%
GTL Trade Finance, Inc.
7.250%, 10/20/2017(a)	100,000	104,892

Australia 0.04%
WEA Finance LLC/WCI Finance LLC
5.700%, 10/01/2016(a)	35,000	32,453

United Kingdom 0.27%
HSBC Holdings PLC
6.500%, 09/15/2037	195,000	182,777

Luxembourg 0.17%
Covidien International Finance SA
6.550%, 10/15/2037(a)	110,000	114,022

Canada 0.33%
EnCana Corp.
6.625%, 08/15/2037	110,000	114,816
Suncor Energy, Inc.
6.500%, 06/15/2038	110,000	109,467

Total Foreign Government Note/Bonds (Cost $667,988)		658,427

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Principal Amount	Value
Mortgage Backed Securities 18.92%
Banc of America Commerical Mortgage Inc.
Series 2005-3, 4.510%, 07/10/2043	$225,000	$220,795
Series 2007-1, 5.451%, 01/15/2049	200,000	188,667
Bear Stearns Commerical Mortgage Securities
Series A-4, 5.331%, 02/11/2044	155,000	145,284
Credit Suisse Mortgage Capital Certificates
Series 2007-C3, 5.913%, 06/15/2039	200,000	192,677
Series 2006-C4, 4.771%, 09/15/2039	246,396	242,831
CS First Boston Mortgage Securities Corp.
Series 2004-C3, 5.113%, 07/15/2036	200,000	193,726
Series 2005-C2, 4.832%, 04/15/2037	200,000	188,477
Federal Home Loan Bank Gold
Pool #A6-6691, 6.000%, 10/01/2037	1,265,154	1,293,039
Federal Home Loan Mortgage Corp.
Pool #1H-2617, 5.770%, 05/01/2036	852,860	879,106
Federal National Mortgage Association
Pool #897512, 5.000%, 12/01/2021	1,866,462	1,889,535
Pool #937775, 5.000%, 06/01/2022	1,118,470	1,131,632
Pool #917882, 5.000%, 05/01/2037	2,300,501	2,267,042
GMAC Commercial Mortgage Securities, Inc.
Series 2001-C1, 6.465%, 04/15/2034	223,896	228,958
Greenwich Capital Commercial Funding Corp.
Series A-4, 5.736%, 12/10/2049	45,000	43,062
GS Mortgage Securities Corp. II
Series 2007-GG10, 5.778%, 08/10/2045	230,000	227,043
JP Morgan Chase 2007-cibc18
Series 2007-CIBC18, 5.440%, 06/12/2047	225,000	212,104
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDP12, 5.882%, 02/15/2051	200,000	193,393
JP Morgan Chase Commerical Mortgage Securities Corp.
Series 2007-CIBC20, 5.794%, 02/12/2051	200,000	192,094
Merrill Lynch Mortgage Trust
Series 2002-MW1, 5.619%, 07/12/2034	315,000	314,210
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, 5.957%, 08/12/2049	100,000	97,859
Morgan Stanley Capital I
Series A-3, 4.850%, 06/13/2041	870,000	855,937
Series A-5, 4.780%, 12/13/2041	200,000	189,059
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, 5.741%, 06/15/2049	175,000	168,204
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, 4.516%, 05/15/2044	225,000	220,386
Series 2007-C31, 5.590%, 04/15/2047	200,000	188,829
Wachovia Bank Commerical Mortgage Trust
Series 2005-C19, 4.661%, 05/15/2044	870,000	831,244

Total Mortgage Backed Securities (Cost $12,706,142)		12,795,193

U.S. Government Agency Issues 35.75%
Federal National Mortgage Association
Pool #000TBA, 6.000%, 03/01/2038	2,190,000	2,237,565
Pool #000TBA, 5.000%, 03/14/2038	1,875,000	1,846,583
Pool #000TBA, 5.500%, 03/15/2038	6,300,000	6,336,420

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2008 (Unaudited) (Continued)

	Principal Amount	Value
Government National Mortgage Association
Pool #781746X, 5.000%, 05/15/2034	$3,564,775	$3,578,257
Pool #782248X, 5.500%, 10/15/2034	2,105,309	2,156,032
Pool #004028M, 6.000%, 09/20/2037	1,862,902	1,926,756
Federal Home Loan Bank
4.500%, 10/09/2009	980,000	1,014,449
5.000%, 11/17/2017	75,000	79,625
5.500%, 07/15/2036	210,000	225,979
Federal National Mortgage Association
4.750%, 11/19/2012	705,000	750,178
5.000%, 05/11/2017	960,000	1,018,985
Federal Home Loan Bank Discount Note
2.214%, 03/05/2008	3,000,000	2,999,100

Total U.S. Government Agency Issues (Cost $23,993,225)		24,169,929

U.S. Treasury Obligations 29.64%
2.125%, 01/31/2010	2,205,000	2,225,674
4.500%, 11/30/2011	550,000	596,793
4.250%, 09/30/2012	3,635,000	3,922,111
3.875%, 10/31/2012	1,025,000	1,089,303
3.375%, 11/30/2012	950,000	988,297
2.875%, 01/31/2013	2,950,000	3,002,779
3.875%, 02/15/2013	510,000	542,712
4.125%, 05/15/2015	35,000	37,280
4.750%, 08/15/2017	2,345,000	2,571,440
3.500%, 02/15/2018	2,940,000	2,933,570
0.081%, 08/15/2019	355,000	494,338
6.000%, 02/15/2026	205,000	247,570
2.375%, 01/15/2027	1,026,242	1,131,753
5.250%, 02/15/2029	135,000	150,841
5.000%, 05/15/2037	100,000	109,649

Total U.S. Treasury Obligations (Cost $19,310,206)		20,044,110

Short Term Investments 4.65%
Fidelity Institutional Money Market Funds—Government Portfolio
3.670%(b)	2,588,677	2,588,677
AIM STIC Treasury Portfolio
4.810%(b)	552,318	552,318

Total Short Term Investments (Cost $3,140,995)		3,140,995

Total Investments 112.51% (Cost $75,244,198)		76,073,425

Liabilities in Excess of Other Assets (12.51)%		(8,456,718)

Total Net Assets 100.00%		$67,616,707

Percentages are stated as a percent of net assets.

(a)	Restricted
(b)	Variable Rate

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND

Schedule of Open Futures Contracts

February 29, 2008 (Unaudited)

Description	Number of Contracts Sold Short	Contract Value	Settlement Month	Unrealized Appreciation Depreciation
Euro—Bond Future	13	$2,233,442	June 2008	$(17,902)
U.S. Treasury Long Bond Future	18	2,071,563	June 2008	(63,687)

Total Futures Contracts Written		$4,305,005		$(81,589)

Description	Number of Contracts Purchased	Contract Value	Settlement Month	Unrealized Appreciation Depreciation
Euro—Schatz Future	60	$9,293,377	March 2008	$28,892
U.S. 2 Year Note Future	6	1,280,906	June 2008	8,625
U.S. 5 Year Note Future	62	6,994,859	June 2008	88,641

Total Futures Contracts Purchased		$17,569,142		$126,158

The accompanying notes are an integral part of these financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

PMC FUNDS

February 29, 2008

(Unaudited)

Statements of Assets and Liabilities

PMC Large Cap Growth Fund
Assets
Investments, at value(1)	$19,634,102
Foreign currencies(2)	—
Cash	—
Cash held at broker for futures contracts	—
Receivable for investments sold	11,614
Receivable for fund shares sold	113,838
Dividends, interest and other receivables	17,259
Receivable from Advisor	3,088
Prepaid expenses	304

Total Assets	19,780,205

Liabilities
Payable for investments purchased	3,393,361
Payable for fund shares redeemed	—
Payable to affiliates	17,752
Payable to Adviser	—
Accrued distribution fee	3,367
Accrued expenses and other liabilities	19,065

Total Liabilities	3,433,545

Net Assets	$16,346,660

Net Assets Consist Of:
Paid in capital	$17,527,511
Accumulated net investment income (loss)	(3,058)
Accumulated net realized gain (loss)	(211,166)
Net unrealized appreciation (depreciation) on:
Investments, futures and foreign currency	(966,627)

Net Assets	$16,346,660

Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	1,213,175

Net asset value and redemption price per share	$13.47

[1] Cost of Investments	$20,600,729
[2] Cost of Foreign Currencies	$0

The accompanying notes are an integral part of these financial statements.

PMC Large Cap Value Fund	PMC Small Cap Core Fund	PMC International Equity Fund	PMC Core Fixed Income Fund

$18,490,971	$11,146,260	$20,234,021	$76,073,425
—	—	2,600,324	—
—	350	—	—
—	—	—	431,179
134,617	44,029	5,122	5,170,929
101,056	77,464	138,909	336,402
30,197	9,430	31,895	426,537
2,906	3,898	6,439	—
764	8,718	—	32,853

18,760,511	11,290,149	23,016,710	82,471,325

2,448,455	1,236,480	5,144,723	14,697,353
—	—	12,952	61,320
19,142	13,449	36,357	6,112
—	—	—	39,650
3,560	2,355	4,093	38,752
19,627	14,715	18,087	11,431

2,490,784	1,266,999	5,216,212	14,854,618

$16,269,727	$10,023,150	$17,800,498	$67,616,707

$17,174,160	$11,261,473	$19,462,341	$65,074,019
23,007	(344)	(27,842)	386,391
(70,591)	(136,087)	(390,959)	1,282,504

(856,849)	(1,101,892)	(1,243,042)	873,793

$16,269,727	$10,023,150	$17,800,498	$67,616,707

1,171,521	788,202	1,349,045	4,299,328

$13.89	$12.72	$13.19	$15.73

$19,347,820	$12,248,152	$21,479,475	$75,244,198
$0	$0	$2,597,478	$0

PMC FUNDS

For the Period Ended February 29, 2008

(Unaudited)

Statements of Operations

PMC Large Cap Growth Fund(1)
Investment Income:
Dividends*	$42,607
Interest	12,010

54,617

Expenses:
Investment advisory fees	32,753
Custody fees	9,771
Fund accounting fees	9,681
Distribution fees	8,619
Fund administration fees	8,007
Federal and state registration fees	7,974
Audit and tax fees	6,599
Transfer agent fees and expenses	6,267
Reports to shareholders	4,446
Chief Compliance Officer expenses	3,993
Legal fees	3,949
Trustees’ fees and related expenses	1,601
Other expenses	716

Total Expenses before waiver	104,376
Less: waivers and reimbursements by Advisor	(56,109)

Net Expenses	48,267

Net Investment Income	6,350

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(223,519)
Futures	—
Foreign currency translation	12,353

(211,166)
Net change in unrealized appreciation (depreciation) on:
Investments	(966,627)
Futures	—
Foreign currency translation	—

(966,627)
Net gain (loss) on investments and foreign currency	(1,177,793)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,171,443)

* Net of foreign taxes withheld	$—

(1)	Fund commenced operation on October 31, 2007
(2)	Fund commenced operation on September 28, 2007

The accompanying notes are an integral part of these financial statements.

PMC Large Cap Value Fund(1)	PMC Small Cap Core Fund(1)	PMC International Equity Fund(1)	PMC Core Fixed Income Fund(2)

$78,853	$28,309	$55,358	$—
12,052	9,688	16,310	1,076,143

90,905	37,997	71,668	1,076,143

33,103	23,347	40,950	178,379
7,705	5,820	25,123	5,244
11,286	9,659	17,680	21,492
8,712	5,837	10,237	55,744
8,005	4,958	10,511	20,816
7,972	7,381	7,974	10,378
6,720	3,380	6,736	6,885
6,767	6,271	7,269	6,768
4,446	4,446	5,436	3,080
3,993	3,993	3,993	4,866
3,949	3,949	3,949	4,840
1,107	1,107	117	677
716	716	716	902

104,481	80,864	140,691	320,071
(55,697)	(45,843)	(79,267)	(97,115)

48,784	35,021	61,424	222,956

42,121	2,976	10,244	853,187

(70,591)	(136,087)	(393,693)	1,075,611
—	—	—	286,610
—	—	2,734	—

(70,591)	(136,087)	(390,959)	1,362,221

(856,849)	(1,101,892)	(1,245,454)	829,224
—	—	—	44,569
—	—	2,412	—

(856,849)	(1,101,892)	(1,243,042)	873,793
(927,440)	(1,237,979)	(1,634,001)	2,236,014

$(885,319)	$(1,235,003)	$(1,623,757)	$3,089,201

$1,389	$—	$3,829	$—

PMC FUNDS

For the Period Ended February 29, 2008

(Unaudited)

Statements of Changes in Net Assets

PMC Large Cap Growth Fund(1)
Operations:
Net investment income	$6,350
Net realized gain (loss) on investments, futures and foreign currency	(211,166)
Net change in unrealized appreciation/(depreciation)	(966,627)

Net increase (decrease) in net assets resulting from operations	(1,171,443)

Dividends and Distributions to Shareholders:
Net investment income	(9,408)
Net realized gains	—

Total dividends and distributions	(9,408)

Fund Share Transactions:
Shares sold	17,715,846
Shares issued to holders in reinvestment of dividends	9,135
Shares redeemed*	(197,470)

Net increase	17,527,511

Net increase in net assets	16,346,660

Net Assets:
Beginning of period	—

End of period**	$16,346,660

* Net of redemption fees of:	$1,192

** Including undistributed net investment income (loss) of:	$(3,058)

Change in Shares Outstanding:
Shares sold	1,227,107
Shares issued to holders in reinvestment of dividends	607
Shares redeemed	(14,539)

Net increase	1,213,175

(1)	Fund commenced operation on October 31, 2007
(2)	Fund commenced operation on September 28, 2007

The accompanying notes are an integral part of these financial statements.

PMC Large Cap Value Fund(1)	PMC Small Cap Core Fund(1)	PMC International Equity Fund(1)	PMC Core Fixed Income Fund(2)

$42,121	$2,976	$10,244	$853,187
(70,591)	(136,087)	(390,959)	1,362,221
(856,849)	(1,101,892)	(1,243,042)	873,793

(885,319)	(1,235,003)	(1,623,757)	3,089,201

(19,114)	(3,320)	(38,086)	(466,796)
—	—	—	(79,717)

(19,114)	(3,320)	(38,086)	(546,513)

17,302,864	11,503,967	21,745,490	72,696,191
18,557	3,238	37,176	408,089
(147,261)	(245,732)	(2,320,325)	(8,030,261)

17,174,160	11,261,473	19,462,341	65,074,019

16,269,727	10,023,150	17,800,498	67,616,707

—	—	—	—

$16,269,727	$10,023,150	$17,800,498	$67,616,707

$1,234	$876	$6,552	$23,152

$23,007	$(344)	$(27,842)	$386,391

1,180,814	805,637	1,509,996	4,795,051
1,237	223	2,573	26,813
(10,530)	(17,658)	(163,524)	(522,536)

1,171,521	788,202	1,349,045	4,299,328

PMC LARGE CAP GROWTH FUND

Financial Highlights

Per share operating performance (For a share outstanding throughout the period)

	Period Ended February 29, 2008(1) (Unaudited)
Net Asset Value, Beginning of Period	$15.00

Operations:
Net investment income	0.01
Net realized and unrealized gain (loss)	(1.53)

Total from investment operations(2)	(1.52)

Dividends and distributions to shareholders:
Dividends from net investment income	(0.01)
Distributions from net realized gains

Total dividends and distributions	(0.01)

Change in Net Asset Value for the Period	(1.53)

Net Asset Value, End of Period	$13.47

Total Return	(10.13	)%(3)

Ratios/Supplemental Data
Net assets, end of period (000)	$16,347
Ratio of expenses to average net assets before waiver and reimbursements	3.03	%(4)
Ratio of expenses to average net assets after waiver and reimbursements	1.40	%(4)
Ratio of net investment loss to average net assets before waiver and reimbursements	(1.44	)%(4)
Ratio of net investment income to average net assets after waiver and reimbursements	0.19	%(4)
Portfolio turnover rate	18.8	%(3)

(1)	Fund commenced operation on October 31, 2007
(2)	Total from investment operations per share includes redemption fees of $0.002 per share.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

PMC LARGE CAP VALUE FUND

Financial Highlights

Per share operating performance (For a share outstanding throughout the period)

	Period Ended February 29, 2008(1) (Unaudited)
Net Asset Value, Beginning of Period	$15.00

Operations:
Net investment income	0.06
Net realized and unrealized gain (loss)	(1.15)

Total from investment operations(2)	(1.09)

Dividends and distributions to shareholders:
Dividends from net investment income	(0.02)
Distributions from net realized gains	—

Total dividends and distributions	(0.02)

Change in Net Asset Value for the Period	(1.11)

Net Asset Value, End of Period	$13.89

Total Return	(7.25	)%(3)

Ratios/Supplemental Data
Net assets, end of period (000)	$16,270
Ratio of expenses to average net assets before waiver and reimbursements	3.00	%(4)
Ratio of expenses to average net assets after waiver and reimbursements	1.40	%(4)
Ratio of net investment loss to average net assets before waiver and reimbursements	(0.39	)%(4)
Ratio of net investment income to average net assets after waiver and reimbursements	1.21	%(4)
Portfolio turnover rate	11.7	%(3)

(1)	Fund commenced operation on October 31, 2007
(2)	Total from investment operations per share includes redemption fees of $0.002 per share.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

PMC SMALL CAP CORE FUND

Financial Highlights

Per share operating performance (For a share outstanding throughout the period)

	Period Ended February 29, 2008(1) (Unaudited)
Net Asset Value, Beginning of Period	$15.00

Operations:
Net investment income	0.01
Net realized and unrealized gain (loss)	(2.28)

Total from investment operations(2)	(2.27)

Dividends and distributions to shareholders:
Dividends from net investment income	(0.01)
Distributions from net realized gains	—

Total dividends and distributions	(0.01)

Change in Net Asset Value for the Period	(2.28)

Net Asset Value, End of Period	$12.72

Total Return	(15.16	)%(3)

Ratios/Supplemental Data
Net assets, end of period (000)	$10,023
Ratio of expenses to average net assets before waiver and reimbursements	3.46	%(4)
Ratio of expenses to average net assets after waiver and reimbursements	1.50	%(4)
Ratio of net investment loss to average net assets before waiver and reimbursements	(1.72	)%(4)
Ratio of net investment loss to average net assets after waiver and reimbursements	0.24	%(4)
Portfolio turnover rate	17.2	%(3)

(1)	Fund commenced operation on October 31, 2007
(2)	Total from investment operations per share includes redemption fees of $0.002 per share.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

PMC INTERNATIONAL EQUITY FUND

Financial Highlights

Per share operating performance (For a share outstanding throughout the period)

	Period Ended February 29, 2008(1) (Unaudited)
Net Asset Value, Beginning of Period	$15.00

Operations:
Net investment income	0.01
Net realized and unrealized gain (loss)	(1.78)

Total from investment operations(2)	(1.77)

Dividends and distributions to shareholders:
Dividends from net investment income	(0.04)
Distributions from net realized gains	—

Total dividends and distributions	(0.04)

Change in Net Asset Value for the Period	(1.81)

Net Asset Value, End of Period	$13.19

Total Return	(11.82	)%(3)

Ratios/Supplemental Data
Net assets, end of period (000)	$17,800
Ratio of expenses to average net assets before waiver and reimbursements	3.44	%(4)
Ratio of expenses to average net assets after waiver and reimbursements	1.50	%(4)
Ratio of net investment loss to average net assets before waiver and reimbursements	(1.69	)%(4)
Ratio of net investment income to average net assets after waiver and reimbursements	0.25	%(4)
Portfolio turnover rate	24.3	%(3)

(1)	Fund commenced operation on October 31, 2007
(2)	Total from investment operations per share includes redemption fees of $0.007 per share.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND

Financial Highlights

Per share operating performance (For a share outstanding throughout the period)

	Period Ended February 29, 2008(1) (Unaudited)
Net Asset Value, Beginning of Period	$15.00

Operations:
Net investment income	0.24
Net realized and unrealized gain (loss)	0.63

Total from investment operations(2)	0.87

Dividends and distributions to shareholders:
Dividends from net investment income	(0.12)
Distributions from net realized gains	(0.02)

Total dividends and distributions	(0.14)

Change in Net Asset Value for the Period	0.73

Net Asset Value, End of Period	$15.73

Total Return	5.84	%(3)

Ratios/Supplemental Data
Net assets, end of period (000)	$67,617
Ratio of expenses to average net assets before waiver and reimbursements	1.44	%(4)
Ratio of expenses to average net assets after waiver and reimbursements	1.00	%(4)
Ratio of net investment loss to average net assets before waiver and reimbursements	3.39	%(4)
Ratio of net investment loss to average net assets after waiver and reimbursements	3.83	%(4)
Portfolio turnover rate	244.7	%(3)

(1)	Fund commenced operation on September 28, 2007
(2)	Total from investment operations per share includes redemption fees of $0.007 per share.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Notes to Financial Statements

February 29, 2008 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The PMC Funds (the “Funds”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The Funds’ investment objective is long-term capital appreciation except the PMC Core Fixed Income Fund which has an investment objective to provide current income consistent with low volatility of principal. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds became effective and commenced operations on October 31, 2007 except for the PMC Core Fixed Income Fund which commenced operations on September 28, 2007. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

The Funds value securities traded on a national securities exchange at their market value determined by their last sales price in the principal market in which these securities are normally traded. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which representative market quotations are not readily available are valued at fair value in accordance with procedures approved by the Board of Trustees.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2008 (Unaudited)

liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund’s are equal to the Funds’ net asset value per share. The Funds charge a redemption fee on shares held less than thirty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fees charged as an increase in paid-in capital and such fees become part of the Funds’ daily NAV calculation. During the period the Funds’ retained the following fees:

Large Cap Growth Fund	$1,192
Large Cap Value Fund	1,234
Small Cap Core Fund	876
International Equity Fund	6,552
Core Fixed Income Fund	23,152

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each Fund to the combined net assets of the Trust, or other equitable means.

(g)	Other

Investment transactions are recorded on trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(h)	New Accounting Pronouncements

Effective September 28, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the implications of SFAS No. 157, and its impact on the financial statements has not yet been determined.

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2008 (Unaudited)

(3)	Investment Advisor

The Trust has an Investment Advisory agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Funds. Under terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 0.95% for the Large Cap Growth Fund, 0.95% for the Large Cap Value Fund, 1.00% for Small Cap Core Fund, 1.00% for International Equity Fund and 0.80% for the Core Fixed Income Fund of the Funds’ average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ operating expenses do not exceed 1.40% for the Large Cap Growth Fund, 1.40% for the Large Cap Value Fund, 1.50% for Small Cap Core Fund, 1.50% for International Equity Fund and 1.00% for the Core Fixed Income Fund (the “Expense Limitation Cap”) of the Funds’ average daily net assets.

Sub-advisory services are provided to the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates the sub-advisors based on each Funds’ average daily net assets.

(4)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.

(5)	Distribution Plan

The Trust has adopted a Distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Foreside Fund Services, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’ average daily net assets. During the period ended February 29, 2008, the Funds accrued expenses, pursuant to the 12b-1 Plan as follows:

Large Cap Growth Fund	$8,619
Large Cap Value Fund	8,712
Small Cap Core Fund	5,837
International Equity Fund	10,237
Core Fixed Income Fund	55,744

(6)	Investment Transactions

Purchases and sales of investment securities (excluding short-term instruments) for the period ended February 29, 2008 are summarized below.

	PMC Large Cap Growth	PMC Large Cap Value	PMC Small Cap Core	PMC International Equity	PMC Core Fixed Income
Purchases:
U.S. Government	$—	$—	$—	$—	$73,333,623
Other	18,658,200	17,661,020	11,873,195	21,747,919	119,775,359

Sales
U.S. Government	$—	$—	$—	$—	$46,271,984
Other	1,765,594	1,113,549	1,069,412	2,703,661	77,255,150

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on June 26, 2007 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the PMC Large Cap Growth Fund, the PMC Large Cap Value Fund, the PMC Small Cap Core Fund, the PMC International Equity Fund, the PMC Core Fixed Income Fund and the PMC Tax-Free Fixed Income Fund (each a “Fund” and collectively the “Funds”), each a series of the Trust, and Envestnet Asset Management, Inc., the Funds’ investment adviser (the “Adviser”) and the Investment Sub-Advisory Agreements (the “Sub-Advisory Agreements”) between the Adviser and the following sub-advisers (referred to collectively as the “Sub-Advisers”) for the Funds indicated:

•	The Boston Company Asset Management, LLC (“Boston Company”) as sub-adviser to the PMC Large Cap Growth Fund (the “Large Cap Growth Fund”);

•	Breckinridge Capital Advisors, Inc. (“Breckinridge”) as sub-adviser to the PMC Tax-Free Fixed Income Fund (the “Tax-Free Fund”);

•	Delaware Management Company (“Delaware”) as sub-adviser to the PMC Small Cap Core Fund (the “Small Cap Fund”);

•	Deutsche Asset Management Americas, Inc. (“Deutsche”) as sub-adviser to the Large Cap Growth Fund, the PMC Large Cap Value Fund (the “Large Cap Value Fund”) and the Small Cap Fund;

•	Lehman Brothers Asset Management, Inc. (“Lehman”) as sub-adviser to the PMC Core Fixed Income Fund (the “Fixed Income Fund”);

•	Loomis Sayles & Company, LP (“Loomis”) as sub-adviser to the Large Cap Value Fund;

•	LSV Asset Management (“LSV”) as sub-adviser to the Large Cap Value Fund and the PMC International Equity Fund (the “International Equity Fund”)

•	Mellon Equity Associates, LLP (“Mellon”) as sub-adviser to the Large Cap Growth Fund;

•	Pictet Asset Management, Ltd. (“Pictet”) as sub-adviser to the International Equity Fund;

•	Quantitative Management Associates, LLC (“QMA”) as sub-adviser to the Small Cap Fund;

•	Schroder Investment Management North America, Inc. (“Schroder”) as sub-adviser to the Fixed Income Fund and the Tax-Free Fund; and

•	SSgA Funds Management, Inc. (“SSgA”) as sub-adviser to the International Equity Fund and the Fixed Income Fund.

In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement and the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including the Agreement and the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement and the Sub-Advisory Agreements, detailed comparative information relating to the advisory and sub-advisory fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, Form ADV, financial statements, bibliographic information of key personnel, written compliance program and Code of Ethics) and other pertinent information (see “Discussion of Factors Considered Regarding the Sub-Advisory Agreements,” below, for a description of materials relating to the Sub-Advisors provided to the Trustees). Senior members of the Adviser’s management, Mr. Brandon Thomas, Mr. Eric Fowler, Ms. Shelly O’Brian and Mr. Patrick Marr, attended the meeting of the Trustees held on June 26, 2007, and provided information concerning the Funds’ investment strategies and the Adviser’s history, assets under management, operations and staff. The Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Funds. Based on its evaluation of information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement and each of the Sub-Advisory Agreements for an initial term ending two years following the Funds’ commencement of operations pursuant to an effective registration statement.

Discussion of Factors Considered Regarding the Agreement

In considering the Agreement and reaching its conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided to the Funds.

The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the Funds. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds under a “manager of managers” structure, as well as the qualifications, experience and responsibilities of the portfolio manager and other key personnel at the Adviser involved in the day-to-day activities of the Funds. The Trustees discussed the fact that the Adviser had chosen each Fund’s investment strategy and had selected the Sub-Advisers to make the day-to-day investment decisions for the Funds. In addition, the Trustees noted that each of the Sub-Advisers would be subject to continuous review and ongoing oversight by the Adviser’s compliance staff, and their hiring, termination or replacement would be based on the Adviser’s recommendations, subject to the approval of the Trustees. The Trustees reviewed the structure of the Adviser’s compliance procedures and the information provided by the Adviser in response to the TPM Due Diligence Questionnaire as well as other information provided by the Adviser and forwarded to the Trustees. During the meeting held on June 26, 2007, representatives of the Adviser reviewed with the Trustees the Adviser’s compliance program, highlighting risk areas as well as quarterly and annual compliance reviews. The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser. The Trustees, in consultation with their independent counsel, reviewed the Adviser’s Policies and Procedures and were assured that they were compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and to manage the Funds under a “manager of managers” structure, and that the nature, overall quality and extent of the management services to be provided to the Funds were satisfactory and reliable.

2.	Investment Performance of the Adviser.

In assessing the portfolio management services to be provided by the Adviser, the Trustees noted Mr. Thomas’ presentation to them on June 26, 2007, during which Mr. Thomas provided information concerning the Adviser’s Portfolio Management Consultants group and the process that group would utilize in managing the Funds and allocating and reallocating assets among the Sub-Advisers consistent with each Fund’s investment objective and strategy. The Trustees reviewed with Mr. Thomas the research tools that the Portfolio Management Consultants group would apply to the selection and monitoring of the Sub-Advisers. The Trustees considered the Advisor’s role in assessing each Sub-Adviser’s investment style and historical performance and in allocating the Funds’ assets to a Sub-Adviser on the basis of the particular strategy assigned to it as well as the strategies assigned to other Sub-Advisers for the same Fund. As described in greater detail under “Discussion of Factors Considered Regarding the Sub-Advisory Agreements,” the Trustees reviewed the prior performance of the Sub-Advisers using strategies similar to those that they would employ in managing those portions of the Funds’ portfolio allocated to them by the Adviser. The Trustees also reviewed the qualifications, background and experience of the staff of the Adviser, including Mr. Thomas, as set forth in the Adviser’s Form ADV and the Funds’ prospectus and statement of additional information. After considering all of the information, the Trustees concluded that the Adviser had the necessary expertise and resources to select and manage qualified Sub-Advisers to provide investment advisory services to the Funds in accordance with each Fund’s investment objective and strategy. The Trustees determined that the Funds and their shareholders were likely to benefit from the Adviser’s management.

3.	Costs of Services and Profits Realized by the Adviser.

The Trustees considered the cost of services and the structure of the Adviser’s fees. The Trustees considered the cost structure of the Funds relative to their peer groups based on the Lipper fee analysis provided to the Trustees. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement. With respect to the equity Funds, the Trustees noted that the contractual advisory fees of .95% for the Large Cap Growth Fund and the Large Cap Value Fund and 1.00% for the Small Cap Fund and the International Equity Fund were above the industry average for each Fund’s peer group. However, the projected expense ratios of 1.40% for the Large Cap Growth Fund and the Large Cap Value Fund and 1.50% for the Small Cap Fund and the International Equity Fund were below the industry average for each Fund’s peer group. With respect to the fixed income Funds, the Trustees noted that the contractual advisory fees of .80% for the Fixed Income Fund and the Tax-Free Fund were at the top of each Fund’s peer group, and the projected total expense ratio for each Fund was slightly below the peer group average for the Fixed Income Fund and slightly above average for the Tax-Free Fund. The Trustees concluded that the advisory fees for the equity and fixed income funds were reasonable in light of the Funds’ “manager of managers” structure because the Adviser would be responsible for the sub-advisory fees payable to the Sub-Advisers out of the Adviser’s contractual advisory fees paid to it by the Funds. In light of the uncertainty of the Funds’ expenses during their initial years of operation, the Adviser agreed, at the Trustees request, to cap the Funds total expenses for an initial period of three years. In addition, the Trustees considered that the Adviser was responsible for monitoring twelve different Sub-Advisers for the Funds. In so doing, the Adviser had committed substantial financial and other resources to the management of the Funds utilizing a “manager of managers” structure. Based on these factors, the Trustees concluded that the Funds’ expenses and the fees paid to the Adviser were fair and reasonable in light of the comparative expense and advisory fee information and the Adviser’s investment expertise. The Trustees further concluded that the Adviser’s profit from sponsoring the Funds would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Funds.

4.	Extent of Economies of Scale as the Funds Grow.

The Trustees reviewed the structure of the Adviser’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with the Funds’ shareholders). The Trustees concluded that the potential economies of scale that the Funds might realize would be achievable under the structure of the Adviser’s advisory fees and the Funds’ expenses. The Trustees reviewed all proposed expense waivers and reimbursements by the Adviser with respect to the Funds. With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Funds were acceptable.

5.	Benefits Derived from the Relationship with the Funds.

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and facilitating the management of the portfolios of certain of the Adviser’s other clients, appear to be reasonable, and in many cases may benefit the Fund.

6.	Conclusions with Respect to the Agreement.

The Trustees considered all of the foregoing factors. In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Funds’ surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with each of the Funds as being in the best interests of the Funds and their shareholders.

Discussion of Factors Considered Regarding the Sub-Advisory Agreements.

The Trustees, with the assistance of the Trust’s outside legal counsel, reviewed the individual Sub-Advisory Agreements between the Adviser and each of the Sub-Advisers. The Trustees reviewed the due diligence materials provided by the Adviser for each Sub-Adviser, including each Sub-Adviser’s Form ADV and also reviewed: (i) the nature and quality of the investment advisory services to be provided by each Sub-Adviser, including the experience and qualifications of the personnel providing such services; (ii) each Sub-Adviser’s financial condition, history of operations and ownership structure; (iii) each Sub-Adviser’s brokerage and soft dollar practices; (iv) each Sub-Adviser’s investment strategies and style of investing; and (v) the performance history of the Sub-Advisers with respect to accounts or funds similar to the Funds. With respect to two of the Sub-Advisers, Boston Company and Mellon, the Trustees reviewed information regarding a transaction, which, in the reasonable opinion of knowledgeable counsel, would not affect the control of either Sub-Adviser or result in an “assignment” of their respective Sub-Advisory Agreements. In considering the Sub-Advisory Agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided to the Funds.

The Trustees considered the nature, extent and quality of services to be provided by the Sub-Advisers to the Funds. For each Sub-Adviser, the Trustees considered the information provided by the Adviser with respect to each Sub-Adviser’s qualifications and experience in managing the type of strategies for which the Sub-Adviser is being engaged with respect to a particular Fund. The Trustees reviewed each Sub-Adviser’s compliance policies and procedures, including each Sub-Adviser’s code of ethics, and noted that the Trust had been provided with certifications that the Sub-Advisers’ codes of ethics contained provisions complying with applicable legal requirements and reasonably necessary to prevent their “access persons” from engaging in legally prohibited conduct and to address conflicts of interest. The Trustees concluded that the Sub-Advisers had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Sub-Advisory Agreements and that the nature, overall quality and extent of investment management services to be provided to the Funds were satisfactory.

2.	Investment Performance of the Sub-Advisers.

The Trustees did not consider the investment performance of the Funds because, as new funds, they have no performance history. However, the Trustees reviewed the qualifications, backgrounds and experience of the staffs of the Sub-Advisers as set forth in their respective Forms ADV and the Funds’ prospectus and statement of additional information as well as information concerning the performance history of the Sub-Advisers with respect to accounts or funds similar to the Funds. After considering all of the information provided to them, the Trustees concluded that the Funds and their shareholders were likely to benefit from the Sub-Advisers management of the Funds’ portfolios.

3.	Costs of Services and Profits Realized by the Sub-Advisers.

With respect to the sub-advisory fees, the Trustees considered that the Sub-Advisers were each to be paid by the Adviser out of its advisory fees and not by the Funds. The Trustees also believed, based on information that the Adviser provided, that each Sub-Advisory Agreement had been negotiated at arm’s-length between the Adviser and the Sub-Advisers. The Adviser confirmed to the Trustees that the sub-advisory fees to be paid to the Sub-Advisers were reasonable in light of the anticipated quality of the services to be performed by them. Since all sub-advisory fees will be paid by the Adviser, the overall advisory fee paid by each Fund is not directly affected by the sub-advisory fee. Consequently, the Trustees did not consider the costs of services provided by the Sub-Advisers or their profitability from their relationship with the Funds because the Trustees did not consider these factors as relevant. Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to the Sub-Advisers on a Fund-by-Fund basis were reasonable in light of the services to be provided by them.

4.	Extent of Economies of Scale as the Funds Grow.

Since the sub-advisory fees are not paid by the Funds, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Funds’ assets increase.

5.	Benefits Derived from the Relationship with the Funds.

The Trustees considered the direct and indirect benefits that could be received by the Sub-Advisers (other than sub-advisory fees) from their association with the Funds. The Trustees concluded that the benefits that the Sub-Advisers may receive, such as greater name recognition and increased ability to obtain research and brokerage services, appear to be reasonable, and in many cases may benefit the Funds.

6.	Conclusions with Respect to the Sub-Advisory Agreements.

The Trustees considered all of the foregoing factors. In considering the Sub-Advisory Agreements, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Funds’ surrounding circumstances, including the recommendation of the Adviser with respect to each of the Sub-Advisers. Based on this review and recommendation, the Trustees, including a majority of the Independent Trustees, approved the Sub-Advisory Agreements as being in the best interests of the Funds and their shareholders.

PMC FUNDS

Additional Information (Unaudited)

Indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers 615 East Michigan Street Milwaukee, WI 53202 Age: 52	Trustee	Indefinite Term; Since August 22, 2001	Professor of Accounting (2004–present); Associate Professor of Accounting, Marquette University (1996–2004).	18	Independent Trustee, MUTUALS.com (an open-end investment company with two portfolios).

Gary A. Drska 615 East Michigan Street Milwaukee, WI 53202 Age: 51	Trustee	Indefinite Term; Since August 22, 2001	Captain, Midwest Airlines, Inc. (airline company) (1985–present); Director, Flight Standards & Training (1990–1999).	18	Independent Trustee, MUTUALS.com (an open-end investment company with two portfolios).

Interested Trustee and Officers
Joseph C. Neuberger* 615 East Michigan Street Milwaukee, WI 53202 Age: 45	Chairperson, President and Treasurer/ Principal Accounting Officer and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–present).	18	Director/Trustee, Buffalo Funds (an open- end investment company with nine portfolios); Trustee, MUTUALS.com (an open-end investment company with two portfolios).

Kathleen Osland 615 East Michigan Street Milwaukee, WI 53202 Age: 29	Chief Compliance Officer	Indefinite Term; Since August 1, 2006	Counsel, U.S. Bancorp Fund Services, LLC (2005–present); Associate Counsel, Urban & Taylor, S.C. (2003–2005).	N/A	N/A

DMC Funds

Additional Information (Continued)

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Rachel A. Spearo 615 East Michigan Street Milwaukee, WI 53202 Age: 28	Secretary	Indefinite Term; Since November 15, 2005	Counsel, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 50	Vice President	Indefinite Term; Since January 11, 2008	Fund Administration and Compliance, U.S. Bancorp Fund Services, LLC (2004-present); UMB Investment Services Group (2000-2004).	N/A	N/A
*	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the Semi-annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The PMC Funds has adopted proxy voting policies and procedures that delegate to Envestnet Asset Management, Inc., the Fund’s investment advisor (the “Advisor”), the authority to vote proxies. A description of The PMC Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-762-7338. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record is available without charge, either upon request by calling the Fund toll free at 1-866-762-7338 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

PMC FUNDS

Investment Advisor	Envestnet Asset Management, Inc. 35 East Wacker Drive, 16th Floor Chicago, IL 60601

Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Foreside Fund Services, LLC Two Portland Square, 1st Floor Portland, Maine 04101

FEBRUARY 29, 2008

investpmc.com

This report is prepared for the shareholders of the PMC Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

PMC IS THE INVESTING CONSULTANCY OF ENVESTNET

PMC
PORTFOLIO MANAGEMENT CONSULTANTS

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By	/s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date	May 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By	/s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date	May 7, 2008